Related Party Disclosures	12 Months Ended
Dec. 31, 2024
Related Party Disclosures
Related Party Disclosures

31. Related Party Disclosures

Related Party Transactions

The company enters into transactions with related parties in the normal course of business, which includes purchases of feedstock, distribution of refined products, and the sale of refined products and byproducts. These transactions are with joint ventures and associated entities in the company’s Refining and Marketing operations, including pipeline, refined product and petrochemical companies. A summary of the significant related party transactions as at and for the years ended December 31, 2024 and 2023 are as follows:

($ millions)	2024	2023
Sales(1)	1 504	1 356
Purchases	130	139
Accounts receivable	41	108
Accounts payable and accrued liabilities	-	3

(1)	Includes sales to Petroles Cadeko Inc. of $823 million (2023 - $585 million) and Parachem Chemicals Inc. of $4 million (2023 – $400 million).

Compensation of Key Management Personnel

Compensation of the company’s Board of Directors and members of the Executive Leadership Team for the years ended December 31 is as follows:

($ millions)	2024	2023
Salaries and other short-term benefits	12	10
Pension and other post-retirement benefits	2	3
Share based compensation(1)	63	46
	77	59

(1)	The increase in share based compensation in 2024 is due to the increase in the company’s share price.